Fair Value Measurements - Inputs Used (Details) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gross written premiums	$ 1,116.8	$ 982.7	$ 3,598.6	$ 3,107.9	$ 3,967.6	$ 4,338.7	$ 3,938.4
Privately-held Investments, available for sale	25.3		25.3		14.9	$ 0.0
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Privately-held Investments, available for sale	25.3		25.3
Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Privately-held Investments trading, at fair value					475.0
Recurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Privately-held Investments trading, at fair value					475.0
Total, Privately-held Investments	$ 366.5		$ 366.5		$ 489.9
Discounted cash flow | Commercial mortgage loans | Minimum | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement inputs	0.038		0.038		0.038
Discounted cash flow | Commercial mortgage loans | Maximum | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement inputs	0.260		0.260		0.200
Discounted cash flow | Commercial mortgage loans | Weighted Average | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement inputs	0.090		0.090		0.077
Discounted cash flow | Commercial mortgage loans | Recurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Privately-held Investments trading, at fair value	$ 133.7		$ 133.7		$ 274.9
Discounted cash flow | Middle market loans | Minimum | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement inputs	0.069		0.069		0.077
Discounted cash flow | Middle market loans | Maximum | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement inputs	0.168		0.168		0.185
Discounted cash flow | Middle market loans | Weighted Average | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement inputs	0.094		0.094		0.110
Discounted cash flow | Middle market loans | Recurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Privately-held Investments trading, at fair value	$ 64.0		$ 64.0		$ 84.8
Discounted cash flow | Asset-backed | Minimum | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement inputs	0.049		0.049		0.059
Discounted cash flow | Asset-backed | Maximum | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement inputs	0.08		0.08		0.097
Discounted cash flow | Asset-backed | Weighted Average | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement inputs	0.068		0.068		0.070
Discounted cash flow | Asset-backed | Recurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Privately-held Investments trading, at fair value	$ 129.2		$ 129.2		$ 82.9
Privately-held Investments, available for sale	$ 15.3		$ 15.3
Discounted cash flow | Global corporate securities | Minimum | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement inputs	0.064		0.064		0.066
Discounted cash flow | Global corporate securities | Maximum | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement inputs	0.064		0.064		0.066
Discounted cash flow | Global corporate securities | Weighted Average | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement inputs	0.064		0.064		0.066
Discounted cash flow | Global corporate securities | Recurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Privately-held Investments trading, at fair value	$ 14.3		$ 14.3		$ 14.4
Discounted cash flow | Short-term investments | Minimum | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement inputs					0.093
Discounted cash flow | Short-term investments | Maximum | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement inputs					0.185
Discounted cash flow | Short-term investments | Weighted Average | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement inputs					0.093
Discounted cash flow | Short-term investments | Recurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Privately-held Investments trading, at fair value					$ 18.0
Valuation, Market Approach | Asset-backed | Recurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Privately-held Investments trading, at fair value					$ 14.9
Privately-held Investments, available for sale	$ 10.0		$ 10.0